UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statement Of Operations [Abstract]
OPERATING REVENUES	$ 8,863	$ 17,133
OPERATING EXPENSES:
Voyage expenses	(1,215)	(132)
Commissions	(530)	(1,007)
Vessel operating expenses	(5,549)	(7,876)
Depreciation expense	(2,841)	(5,679)
Amortization of deferred charges	(346)	(562)
Management and other fees to a related party	(1,771)	(956)
General and administrative expenses	(2,650)	(2,267)
Provision and write-offs of insurance claims and bad debts	(340)	(128)
Gain on sale of vessel	0	1,561
Vessel impairment loss	(12,480)	(47,298)
Loss from operations	(18,859)	(47,211)
OTHER INCOME (EXPENSE):
Interest and finance costs	(1,737)	(1,890)
Loss on derivative instruments	(93)	(116)
Interest income	0	4
Other income/ (expense)	34	(158)
Loss on debt extinguishment	(134)	0
Other expense	(1,930)	(2,160)
Net loss	$ (20,789)	$ (49,371)
Basic (loss) / earnings per share (in dollars per share)	$ (3.20)	$ (7.77)
Diluted (loss) / earnings per share (in dollars per share)	$ (3.20)	$ (7.77)
Basic weighted average number of shares (in shares)	6,500,900	6,353,496
Diluted weighted average number of shares (in shares)	6,500,900	6,353,496